Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2002

Dear Shareholder:
The 12 months ended August 31, 2002 were extremely volatile for the high-yield market. The tragic events of September 11th had a profound effect on the economy as well as the high-yield and equity markets. A flight-to-quality mentality emerged, pushing equities and high-yield security prices sharply lower. After the September decline, the high-yield market bounced back over the next seven months. The economic recovery early in 2002 contributed to the improved tone of the market. Strong flows of about $9 billion into the high-yield asset class in January through May pushed prices higher.

However, the high-yield market weakened again during the balance of the review period as the economy slowed and accounting scandals at WorldCom and other companies shocked market participants. As you may be aware, WorldCom reported that it had misclassified nearly $3.9 billion in costs (and later announced additional improprieties). This announcement caused the market to fall significantly in late June as investor confidence eroded. Strong inflows into the high-yield asset class stopped as investors withdrew approximately $2 billion in June and July. The size of net redemptions led to sales of portfolio holdings by mutual funds and dealers, further lowering prices. There was a modest improvement in the second half of August, but it is too early to know if the improvement will be sustained.

On balance, credit spreads in the high-yield market relative to U.S. Treasury securities widened to historically wide levels. Spreads especially widened within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in sectors related to telecommunications, cable and utilities performed poorly as investors continued to be concerned about accounting scandals and slower economic growth going forward.

Performance and Portfolio Strategy
During the 12-month period ended August 31, 2002, Morgan Stanley High Yield Securities' Class A and D shares produced returns of -21.70 percent and -21.45 percent, respectively. The Fund underperformed the Lehman Brothers U.S. Corporate High Yield Index, which returned -7.65 percent. For the same period, the Fund's Class B and C shares had total returns of -22.00 percent and -22.11 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. The accompanying chart compares the Fund's performance to that of the Lehman Index.

The past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, high-yield bond prices have declined sharply and yields have risen over much of this period. The Fund's positions in the lower-rated portion of the market and in

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2002 CONTINUED

communications-related industries have been adversely affected. The last four months represented an extension of these difficulties.

The Fund's allocations in the fixed-line communications, wireless communications and cable industries contributed to its disappointing performance during the review period. Fixed-line communications and cable were down by more than 30 percent and wireless was down 25 percent over the past 12 months, underperforming the rest of the high-yield market. These industries experienced slower revenue growth, higher default rates and many rating downgrades, factors which led to lower prices for most bonds in these industries. Despite the Fund's investments in these industries having been reduced over the past year, allocations remained above market weights, thus adversely affecting performance.

Performance was helped by the higher-quality bonds added to the portfolio over the past year, particularly those in the housing and health-care sectors. These sectors performed better than most others in the high-yield market. Finally, an underweighting of the utilities sector helped mitigate losses when this sector came under pressure as a result of accounting concerns.

Over the course of the fiscal year, the Fund's portfolio management team continued to reposition the portfolio for the current market environment. New positions were initiated in many companies, including Starwood Hotels, Collins and Aikman, Venetian Casino, Intermet, Metaldyne and Foamex. The team increased the Fund's overall credit quality by buying BB-rated and BBB-rated securities and decreasing exposure to telecommunications-related industries.

At fiscal year-end the Fund was overweighted toward wireline communications, cable, wireless communications and media, as well as manufacturing and housing. Underweighted positions included consumer products and retail. The Fund's portfolio management team believes that consumer spending is likely to lag the growth of the overall economy. The Fund also is underweighted toward aerospace, as a result of slow demand in travel.

Looking Ahead
June and July were two of the worst back-to-back months in the history of the high-yield market. The market recovered modestly during the second half of August. Although the spread widening that has occurred over the last few months makes the market look attractive, it is uncertain how long it will take to restore investor confidence. To some extent the market's returns will depend on whether the economy continues its recovery without an intervening contraction.

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2002 CONTINUED

We believe that the economy will continue on the path of recovery and that investor confidence will recover with it over the coming months. Although timing the high-yield market's turnaround is hard to predict, our long-term outlook for the asset class remains positive.

We appreciate your ongoing support of Morgan Stanley High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley High Yield Securities Inc.
FUND PERFORMANCE / / AUGUST 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS A AND D SHARES
($ in Thousands)

               CLASS A     CLASS D    LEHMAN(4)
August 1992       $9,575     $10,000    $10,000
August 1993      $11,680     $12,229    $11,480
August 1994      $11,760     $12,343    $11,858
August 1995      $13,136     $13,821    $13,500
August 1996      $14,553     $15,351    $14,804
August 1997      $16,698     $17,656    $17,020
August 1998      $16,765     $17,767    $17,568
August 1999      $17,011     $18,064    $18,288
August 2000      $15,501     $16,494    $18,495
August 2001       $9,758     $10,399    $18,536
August 2002   $7,640 (3)  $8,168 (3)    $17,118

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                    Average Annual Total Returns -- Period Ended August 31, 2002
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   1 Year                     (21.70)%(1) (25.03)%(2) 1 Year                   (22.00)%(1) (25.34)%(2)
   5 Years                    (14.48) (1) (15.21) (2) 5 Years                  (14.89) (1) (15.07) (2)
   10 Years                   (2.23) (1) (2.66) (2) Since Inception (7/28/97)  (14.54) (1) (14.63) (2)

                 Class C Shares+                                  Class D Shares++
   --------------------------------------------     ---------------------------------------------
   1 Year                     (22.11)%(1) (22.78)%(2) 1 Year                   (21.45)%(1)
   5 Years                    (15.00) (1) (15.00) (2) 5 Years                  (14.29) (1)
   Since Inception (7/28/97)  (14.64 ) (1) (14.64 ) (2) 10 Years               (2.00 ) (1)

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBELED THE DISTRIBUTION
  ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.
BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT
  THE ABSENCE OF ANY SALES CHARGE.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2002.
(4) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TRACKS THE PERFORMANCE OF ALL BELOW INVESTMENT-GRADE SECURITIES WHICH HAVE AT LEAST $100 MILLION IN OUTSTANDING ISSUANCE, A MATURITY GREATER THAN ONE YEAR, AND ARE ISSUED IN FIXED-RATE U.S. DOLLAR DENOMINATIONS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE       VALUE

--------------------------------------------------------------------------------------------------------

             Corporate Bonds (89.0%)
             ADVERTISING/MARKETING SERVICES (0.6%)
$  3,340     Interep National Radio Sales, Inc. (Series B).....      10.00%       07/01/08  $  2,989,300
                                                                                            ------------
             AEROSPACE & DEFENSE (0.5%)
   9,385     Loral Space & Communications Ltd..................       9.50        01/15/06     2,346,250
                                                                                            ------------
             AIRLINES (0.8%)
   6,450     Air Canada Corp. (Canada).........................       10.25       03/15/11     4,128,000
                                                                                            ------------
             ALTERNATIVE POWER GENERATION (0.4%)
   3,735     Calpine Corp......................................       8.50        02/15/11     1,960,875
                                                                                            ------------
             AUTO PARTS: O.E.M. (4.6%)
   1,630     Arvinmeritor, Inc.................................       8.75        03/01/12     1,726,848
   1,365     Collins & Aikman Products Co......................       11.50       04/15/06     1,286,512
   3,700     Collins & Aikman Products Co......................       10.75       12/31/11     3,644,500
   5,155     Dana Corp.........................................       9.00        08/15/11     4,923,025
   2,300     Dura Operating Corp. (Series B)...................       8.625       04/15/12     2,334,500
   3,385     Intermet Corp. - 144A*............................       9.75        06/15/09     3,435,775
   1,310     Lear Corp. (Series B).............................       8.11        05/15/09     1,372,225
   2,890     Metaldyne Corp. - 144A*...........................       11.00       06/15/12     2,535,975
   2,260     Stoneridge, Inc...................................       11.50       05/01/12     2,327,800
                                                                                            ------------
                                                                                              23,587,160
                                                                                            ------------
             BROADCAST/MEDIA (1.4%)
  10,000     Tri-State Outdoor Media Group, Inc. (b)...........       11.00       05/15/08     7,200,000
                                                                                            ------------
             BROADCASTING (1.6%)
   3,785     Salem Communications Holdings Corp................       9.00        07/01/11     3,889,087
   1,795     XM Satellite Radio Inc............................       14.00       03/15/10       614,787
   4,245     Young Broadcasting Inc............................       10.00       03/01/11     3,884,175
                                                                                            ------------
                                                                                               8,388,049
                                                                                            ------------
             CABLE/SATELLITE TV (5.3%)
  50,687     Australis Holdings Property Ltd. (Australia) (a)
              (b)..............................................       15.00       11/01/02             0
   3,620     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       6.875       02/23/09     3,462,856
   2,950     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       8.20        07/15/09     2,966,343
   9,805     Callahan Nordrhein Westfalen (Germany) (a) (b)....       14.00       07/15/10       232,869
   3,540     Charter Communications Holdings, Inc..............      13.50++      01/15/11     1,345,200
   7,060     Charter Communications Holdings/Charter Capital...      11.75++      05/15/11     2,647,500
  19,000     Diva Systems Corp. (Series B) (a) (d).............     12.625++      03/01/08     2,351,250
   6,145     Echostar DBS Corp. - 144A*........................       9.125       01/15/09     5,991,375
  16,510     Knology Holdings, Inc.............................     11.875++      10/15/07     5,283,200
   6,600     Ono Finance PLC (United Kingdom)..................       13.00       05/01/09     1,320,000
     915     Pegasus Communications Corp. (Series B)...........       9.75        12/01/06       432,337
   7,355     Telewest Communications PLC (United Kingdom)......       9.875       02/01/10     1,103,250

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

$ 11,525     United Pan Europe Communications N.V. (Series B)
              (Netherlands) (b)................................      10.875%      08/01/09  $    403,375
                                                                                            ------------
                                                                                              27,539,555
                                                                                            ------------
             CASINO/GAMING (3.1%)
  22,000     Aladdin Gaming Holdings/Capital Corp. (Series
              B)...............................................      13.50++      03/01/10       440,000
   2,400     Harrah's Operating Co., Inc.......................       8.00        02/01/11     2,633,362
   4,850     Park Place Entertainment Corp.....................       8.875       09/15/08     5,019,750
  24,035     Resort At Summerlin LP (Series B) (a) (b).........       13.00       12/15/07             0
   4,725     Station Casinos, Inc..............................       8.375       02/15/08     4,914,000
   2,970     Venetian Casino/LV Sands - 144A*..................       11.00       06/15/10     2,981,137
                                                                                            ------------
                                                                                              15,988,249
                                                                                            ------------
             CELLULAR TELEPHONE (1.9%)
   2,230     Dobson/Sygnet Communications Co...................       12.25       12/15/08     1,404,900
  29,800     Dolphin Telecom PLC (Series B) (United Kingdom)
              (a) (d)..........................................      14.00++      05/15/09         2,980
  25,025     Dolphin Telecom PLC (United Kingdom) (a) (d)......      11.50++      06/01/08         2,502
  11,050     Nextel Partners, Inc..............................      14.00++      02/01/09     4,751,500
   4,258     Tritel PCS, Inc...................................      12.75++      05/15/09     3,491,560
                                                                                            ------------
                                                                                               9,653,442
                                                                                            ------------
             CHEMICALS: MAJOR DIVERSIFIED (1.8%)
   3,665     Equistar Chemical/Funding.........................      10.125       09/01/08     3,518,400
   6,705     Huntsman ICI Chemicals LLC........................      10.125       07/01/09     5,967,450
                                                                                            ------------
                                                                                               9,485,850
                                                                                            ------------
             CHEMICALS: SPECIALTY (2.4%)
   2,560     Acetex Corp. (Canada).............................      10.875       08/01/09     2,662,400
     850     ISP Chemco, Inc. (Series B).......................       10.25       07/01/11       850,000
   4,710     ISP Holdings, Inc. (Series B).....................      10.625       12/15/09     4,050,600
   2,930     Lyondell Chemical Co. (Series B)..................       9.875       05/01/07     2,900,700
   1,725     Millennium America, Inc...........................       9.25        06/15/08     1,794,000
                                                                                            ------------
                                                                                              12,257,700
                                                                                            ------------
             COMMERCIAL PRINTING/FORMS (1.1%)
   3,935     Mail-Well I Corp. - 144A*.........................       9.625       03/15/12     2,715,150
  13,000     Premier Graphics, Inc. (b)........................       11.50       12/01/05       406,250
   2,490     Quebecor Media, Inc. (Canada).....................      11.125       07/15/11     2,079,150
     935     Quebecor Media, Inc. (Canada).....................      13.75++      07/15/11       444,125
                                                                                            ------------
                                                                                               5,644,675
                                                                                            ------------
             CONSUMER/BUSINESS SERVICES (3.1%)
  13,000     Comforce Operating, Inc...........................       12.00       12/01/07     7,540,000
   4,249     MDC Communications Corp. (Canada).................       10.50       12/01/06     3,526,670
   6,085     Muzak LLC/Muzak Finance Corp......................       9.875       03/15/09     5,080,975
                                                                                            ------------
                                                                                              16,147,645
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             CONTAINERS/PACKAGING (1.8%)
$ 10,000     LLS Corp. (b).....................................      11.625%      08/01/09  $    900,000
   7,540     Owens-Illinois, Inc...............................       7.80        05/15/18     6,032,000
   2,235     Pliant Corp.......................................       13.00       06/01/10     2,246,175
                                                                                            ------------
                                                                                               9,178,175
                                                                                            ------------
             DIVERSIFIED MANUFACTURING (2.3%)
   9,755     Eagle-Picher Industries, Inc......................       9.375       03/01/08     7,608,900
   7,750     Jordan Industries, Inc. (Series B)................      10.375       08/01/07     4,495,000
                                                                                            ------------
                                                                                              12,103,900
                                                                                            ------------
             DRUGSTORE CHAINS (0.7%)
   2,000     Rite Aid Corp.....................................       6.875       08/15/13     1,160,000
   2,025     Rite Aid Corp.....................................       7.70        02/15/27     1,113,750
   2,000     Rite Aid Corp. - 144A*............................       6.125       12/15/08     1,160,000
                                                                                            ------------
                                                                                               3,433,750
                                                                                            ------------
             ELECTRIC UTILITIES (0.7%)
   3,620     PG&E National Energy Group, Inc...................      10.375       05/16/11     1,339,400
   3,050     PSEG Energy Holdings - 144A*......................       8.625       02/15/08     2,287,500
                                                                                            ------------
                                                                                               3,626,900
                                                                                            ------------
             ELECTRONIC COMPONENTS (0.3%)
   1,585     Flextronics International Ltd. (Singapore)........       9.875       07/01/10     1,640,475
                                                                                            ------------
             ELECTRONIC DISTRIBUTORS (0.9%)
   4,280     BRL Universal Equipment Corp......................       8.875       02/15/08     4,333,500
  20,000     CHS Electronics, Inc. (a) (b).....................       9.875       04/15/05       175,000
                                                                                            ------------
                                                                                               4,508,500
                                                                                            ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.6%)
   8,280     High Voltage Engineering, Inc.....................       10.75       08/15/04     2,980,800
                                                                                            ------------
             ELECTRONICS/APPLIANCES (0.0%)
  84,930     International Semi-Tech Microelectronics, Inc.
              (Canada) (a) (b).................................       11.50       08/15/03         8,493
                                                                                            ------------
             ENGINEERING & CONSTRUCTION (0.1%)
   2,310     Encompass Services Corp...........................       10.50       05/01/09       231,000
   6,575     Metromedia Fiber Network, Inc. (a) (b)............       10.00       12/15/09        32,875
   7,000     Metromedia Fiber Network, Inc. (Series B) (a)
              (b)..............................................       10.00       11/15/08        35,000
                                                                                            ------------
                                                                                                 298,875
                                                                                            ------------
             ENVIRONMENTAL SERVICES (1.7%)
   6,025     Allied Waste North America, Inc. (Series B).......       10.00       08/01/09     5,934,625
   3,025     Waste Management, Inc. (Series A).................       7.375       08/01/10     3,079,598
                                                                                            ------------
                                                                                               9,014,223
                                                                                            ------------
             FINANCIAL CONGLOMERATES (0.4%)
   2,100     Case Credit Corp..................................       6.125       02/15/03     2,028,417
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             FOOD DISTRIBUTORS (0.9%)
$  4,905     Volume Services America, Inc......................      11.25%       03/01/09  $  4,647,487
                                                                                            ------------
             FOOD: MEAT/FISH/DAIRY (1.9%)
   4,455     Michael Foods, Inc. (Series B)....................       11.75       04/01/11     4,878,225
   5,200     Smithfield Foods, Inc.............................       7.625       02/15/08     4,810,000
                                                                                            ------------
                                                                                               9,688,225
                                                                                            ------------
             FOREST PRODUCTS (2.1%)
   4,290     Louisiana Pacific Corp............................      10.875       11/15/08     4,509,862
   1,615     Louisiana Pacific Corp............................       8.875       08/15/10     1,689,744
   4,800     Tembec Industries, Inc. (Canada)..................       8.50        02/01/11     4,836,000
                                                                                            ------------
                                                                                              11,035,606
                                                                                            ------------
             GAS DISTRIBUTORS (0.2%)
   3,595     Dynegy Holdings, Inc..............................       6.875       04/01/11     1,222,300
                                                                                            ------------
             HOME BUILDING (2.9%)
   5,610     Schuler Homes, Inc................................       9.375       07/15/09     5,652,075
     405     Schuler Homes, Inc................................       10.50       07/15/11       407,025
   2,445     Tech Olympic USA, Inc. - 144A*....................       9.00        07/01/10     2,304,412
   2,305     Tech Olympic USA, Inc. - 144A*....................      10.375       07/01/12     2,114,838
   4,400     Toll Corp.........................................       8.25        02/01/11     4,356,000
                                                                                            ------------
                                                                                              14,834,350
                                                                                            ------------
             HOSPITAL/NURSING MANAGEMENT (0.8%)
   3,600     HCA, Inc..........................................       7.875       02/01/11     3,933,421
                                                                                            ------------
             HOTELS/RESORTS/CRUISELINES (3.6%)
   1,455     Hilton Hotels Corp................................       7.95        04/15/07     1,482,773
   4,800     HMH Properties, Inc. (Series B)...................       7.875       08/01/08     4,560,000
   4,890     Horseshoe Gaming Holding Corp. (Series B).........       8.625       05/15/09     5,073,375
   3,990     Prime Hospitalty Corp. (Series B).................       8.375       05/01/12     3,810,450
     410     Starwood Hotels & Resorts Worldwide, Inc. -
              144A*............................................       7.375       05/01/07       400,775
   3,480     Starwood Hotels & Resorts Worldwide, Inc. -
              144A*............................................       7.875       05/01/12     3,401,700
                                                                                            ------------
                                                                                              18,729,073
                                                                                            ------------
             INDUSTRIAL CONGLOMERATES (0.4%)
   2,250     Tyco International Group S.A. (Luxembourg)........       6.75        02/15/11     1,856,250
                                                                                            ------------
             INDUSTRIAL SPECIALTIES (3.7%)
   4,935     Cabot Safety Corp.................................       12.50       07/15/05     5,033,700
   1,430     Foamex LP/Capital Corp. - 144A*...................       10.75       04/01/09     1,315,600
   7,163     International Wire Group, Inc.....................       11.75       06/01/05     5,927,383
   1,660     Johnsondiversey, Inc. - 144A*.....................       9.625       05/15/12     1,643,400
     840     Tekni-Plex, Inc. (Series B).......................       12.75       06/15/10       835,800

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

$  1,125     Tekni-Plex, Inc. - 144A*..........................      12.75%       06/15/10  $  1,119,375
   3,285     UCAR Finance, Inc.................................       10.25       02/15/12     3,301,425
                                                                                            ------------
                                                                                              19,176,683
                                                                                            ------------
             INTERNET SOFTWARE/SERVICES (1.8%)
  12,020     Exodus Communications, Inc. (a) (b)...............      11.625       07/15/10       721,200
  33,200     Globix Corp. (a) (b)..............................       12.50       02/01/10     5,976,000
  11,000     PSINet, Inc. (a) (b)..............................       10.50       12/01/06     1,072,500
  14,500     PSINet, Inc. (a) (b)..............................       11.00       08/01/09     1,413,750
                                                                                            ------------
                                                                                               9,183,450
                                                                                            ------------
             MANAGED HEALTH CARE (1.4%)
   4,000     Aetna, Inc........................................       7.875       03/01/11     4,240,784
   2,690     Health Net, Inc...................................       8.375       04/15/11     3,048,687
                                                                                            ------------
                                                                                               7,289,471
                                                                                            ------------
             MEDIA CONGLOMERATES (1.4%)
   3,280     AOL Time Warner, Inc..............................       6.875       05/01/12     2,955,070
   4,260     Nextmedia Operating, Inc..........................       10.75       07/01/11     4,110,900
                                                                                            ------------
                                                                                               7,065,970
                                                                                            ------------
             MEDICAL DISTRIBUTORS (0.9%)
   4,320     Amerisource Bergen Corp...........................       8.125       09/01/08     4,492,800
                                                                                            ------------
             MEDICAL/NURSING SERVICES (0.8%)
   4,865     Fresenius Medical Care Capital Trust..............       7.875       06/15/11     4,013,625
                                                                                            ------------
             METAL FABRICATIONS (0.5%)
   2,800     Trimas Corp. - 144A*..............................       9.875       06/15/12     2,772,000
                                                                                            ------------
             MOVIES/ENTERTAINMENT (1.5%)
   4,755     Alliance Atlantis Communications, Inc. (Canada)...       13.00       12/15/09     5,028,413
   3,140     Six Flags, Inc....................................       8.875       02/01/10     2,723,950
                                                                                            ------------
                                                                                               7,752,363
                                                                                            ------------
             OFFICE EQUIPMENT/SUPPLIES (0.0%)
  22,000     Mosler, Inc. (a) (b)..............................       11.00       04/15/03             0
                                                                                            ------------
             OIL & GAS PRODUCTION (2.9%)
   4,260     Chesapeake Energy Corp............................       8.125       04/01/11     4,174,800
   1,820     Magnum Hunter Resources, Inc. - 144A*.............       9.60        03/15/12     1,856,400
   2,375     Stone Energy Corp.................................       8.25        12/15/11     2,404,688
   7,080     Vintage Petroleum, Inc............................       7.875       05/15/11     6,584,400
                                                                                            ------------
                                                                                              15,020,288
                                                                                            ------------
             OIL REFINING/MARKETING (1.6%)
   4,000     Husky Oil Ltd. (Canada)...........................       8.90        08/15/28     4,440,712
   4,980     Tesoro Petroleum Corp. - 144A*....................       9.625       04/01/12     3,660,300
                                                                                            ------------
                                                                                               8,101,012
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             OILFIELD SERVICES/EQUIPMENT (0.9%)
$  2,515     Hanover Equipment Trust - 144A*...................       8.50%       09/01/08  $  2,338,950
   2,410     Hanover Equipment Trust - 144A*...................       8.75        09/01/11     2,217,200
                                                                                            ------------
                                                                                               4,556,150
                                                                                            ------------
             OTHER METALS/MINERALS (0.8%)
   3,310     Murrin Murrin Holdings Property Ltd.
              (Australia)......................................       9.375       08/31/07       997,138
   3,100     Phelps Dodge Corp.................................       8.75        06/01/11     3,213,996
                                                                                            ------------
                                                                                               4,211,134
                                                                                            ------------
             PUBLISHING: BOOKS/MAGAZINES (0.7%)
   4,720     PRIMEDIA, Inc.....................................       8.875       05/15/11     3,681,600
                                                                                            ------------
             PUBLISHING: NEWSPAPERS (0.7%)
   4,261     Hollinger Participation Trust (Canada) - 144A*....      12.125+      11/15/10     3,558,221
                                                                                            ------------
             PULP & PAPER (0.8%)
   4,310     Norske Skog Canada Ltd. (Canada)..................       8.625       06/15/11     4,223,800
                                                                                            ------------
             REAL ESTATE DEVELOPMENT (0.8%)
   4,890     CB Richard Ellis Services, Inc....................       11.25       06/15/11     4,327,650
                                                                                            ------------
             REAL ESTATE INVESTMENT TRUSTS (0.6%)
   3,005     Istar Financial, Inc..............................       8.75        08/15/08     3,076,594
                                                                                            ------------
             RECREATIONAL PRODUCTS (0.9%)
   4,430     International Game Technology.....................       8.375       05/15/09     4,762,250
                                                                                            ------------
             RESTAURANTS (1.5%)
 141,992     American Restaurant Group Holdings, Inc. - 144A*
              (c)..............................................       0.00        12/15/05     4,344,955
  34,207     FRD Acquisition Corp. (Series B) (a) (b)..........       12.50       07/15/04     3,249,665
                                                                                            ------------
                                                                                               7,594,620
                                                                                            ------------
             RETAIL - SPECIALTY (0.1%)
   9,000     Mrs. Fields Holdings Co...........................      14.00++      12/01/05       270,000
                                                                                            ------------
             SEMICONDUCTORS (0.5%)
   2,210     Fairchild Semiconductors Corp.....................       10.50       02/01/09     2,331,550
                                                                                            ------------
             SERVICES TO THE HEALTH INDUSTRY (2.1%)
   3,045     Anthem Insurance - 144A*..........................       9.125       04/01/10     3,521,826
   3,465     Healthsouth Corp. - 144A*.........................       7.625       06/01/12     2,775,673
   4,600     Omnicare, Inc. (Series B).........................       8.125       03/15/11     4,784,000
                                                                                            ------------
                                                                                              11,081,499
                                                                                            ------------
             SPECIALTY STORES (0.6%)
   2,975     AutoNation, Inc...................................       9.00        08/01/08     3,108,875
                                                                                            ------------
             SPECIALTY TELECOMMUNICATIONS (3.8%)
   4,535     American Tower Corp...............................       9.375       02/01/09     2,811,700
  11,500     Birch Telecom, Inc. (a) (b).......................       14.00       06/15/08       115,000
  14,370     DTI Holdings, Inc. (Series B) (a) (d).............      12.50++      03/01/08         1,437

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

$ 17,085     Esprit Telecom Group PLC (United Kingdom) (b).....      11.50%       12/15/07  $      1,709
  29,088     Esprit Telecom Group PLC (United Kingdom) (b).....      10.875       06/15/08         2,909
  47,000     Firstworld Communications, Inc. (a) (d)...........      13.00++      04/15/08     4,582,500
  10,000     Global Crossing Holdings, Ltd. (Bermuda) (a)
              (b)..............................................       8.70        08/01/07       112,500
   3,490     Global Crossing Holdings, Ltd. (Bermuda) (a)
              (b)..............................................       9.50        11/15/09        39,263
  23,050     GT Group Telecom, Inc. (Canada) (a) (d)...........      13.25++      02/01/10        28,813
   8,400     Primus Telecommunications Group, Inc..............       12.75       10/15/09     4,032,000
   2,000     RSL Communications PLC (United Kingdom) (a) (b)...       9.125       03/01/08        40,000
   9,000     RSL Communications PLC (United Kingdom) (a) (b)...       10.50       11/15/08       180,000
   3,000     RSL Communications PLC (United Kingdom) (a) (b)...       9.875       11/15/09        60,000
  13,000     Tele1 Europe BV (Netherlands).....................       13.00       05/15/09     1,430,000
  12,000     Versatel Telecom BV (Netherlands)
              (Issued 05/27/98) (a) (b)........................       13.25       05/15/08     3,465,000
   3,000     Versatel Telecom BV (Netherlands)
              (Issued 12/03/98) (a) (b)........................       13.25       05/15/08       866,250
  31,445     Viatel Inc. (b)...................................       11.25       04/15/08       157,225
  14,200     Viatel Inc. (Issued 03/19/99) (b).................       11.50       03/15/09        71,000
  29,393     Viatel Inc. (Issued 12/08/99) (b).................       11.50       03/15/09       146,965
  32,545     World Access, Inc. (a) (b) (c)....................       13.25       01/15/08     1,505,206
  11,500     Worldwide Fiber, Inc. (Canada) (a) (b)............       12.00       08/01/09         1,150
                                                                                            ------------
                                                                                              19,650,627
                                                                                            ------------
             STEEL (0.3%)
   1,715     Oregon Steel Mills, Inc. - 144A*..................       10.00       07/15/09     1,768,594
                                                                                            ------------
             TELECOMMUNICATION EQUIPMENT (1.2%)
   7,025     SBA Communications Corp...........................      12.00++      03/01/08     3,863,750
  10,500     Spectrasite Holdings, Inc.........................      12.00++      07/15/08     1,890,000
   3,500     Spectrasite Holdings, Inc.........................      11.25++      04/15/09       595,000
                                                                                            ------------
                                                                                               6,348,750
                                                                                            ------------
             TELECOMMUNICATIONS (1.0%)
  61,075     e. Spire Communications, Inc. (a) (b).............       13.75       07/15/07         6,108
  18,752     Focal Communications Corp. (Series B).............     12.125++      02/15/08     1,500,160
  15,000     Hyperion Telecommunication, Inc. (Series B) (b)...       12.25       09/01/04       600,000
   1,500     NEXTLINK Communications LLC (a) (b)...............       12.50       04/15/06        15,000
  17,500     NEXTLINK Communications, Inc. (a) (b).............       9.00        03/15/08       175,000
   4,180     NEXTLINK Communications, Inc. (a) (b).............       10.75       11/15/08        41,800
     775     NEXTLINK Communications, Inc. (a) (b).............       10.75       06/01/09         7,750
   2,505     NTL Communications Corp. (Series B) (a) (b).......      11.875       10/01/10       400,800
  27,850     Rhythms Netconnections, Inc. (a) (b)..............       12.75       04/15/09       661,438
  14,965     Rhythms Netconnections, Inc. (Series B) (a) (d)...      13.50++      05/15/08       224,475
  13,850     Startec Global Communications Corp. (a) (b).......       12.00       05/15/08         1,385
   2,100     WorldCom, Inc. (a) (b)............................       7.50        05/15/11       288,750

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

$  1,725     WorldCom, Inc. (a) (b)............................       6.95%       08/15/28  $    237,188
   6,100     WorldCom, Inc. (a) (b)............................       8.25        05/15/31       838,750
                                                                                            ------------
                                                                                               4,998,604
                                                                                            ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (2.3%)
   1,930     Case Corp. (Series B).............................       6.25        12/01/03     1,852,790
   7,215     J.B. Poindexter & Co., Inc........................       12.50       05/15/04     6,484,481
   2,180     Manitowoc Co., Inc. (The) - 144A*.................       10.50       08/01/12     2,250,850
   1,370     NMHG Holding Co. - 144A*..........................       10.00       05/15/09     1,383,700
                                                                                            ------------
                                                                                              11,971,821
                                                                                            ------------
             WHOLESALE DISTRIBUTORS (1.4%)
   4,000     Burhmann US, Inc..................................       12.25       11/01/09     4,005,000
   2,540     Fisher Scientific International, Inc..............       7.125       12/15/05     2,546,350
     560     Fisher Scientific International, Inc..............       9.00        02/01/08       579,600
                                                                                            ------------
                                                                                               7,130,950
                                                                                            ------------
             WIRELESS TELECOMMUNICATIONS (0.6%)
   3,675     American Cellular Corp............................       9.50        10/15/09       496,125
   2,919     Arch Wireless Holdings, Inc.......................       10.00       05/15/07     1,809,846
   1,544     Arch Wireless Holdings, Inc.......................       12.00       05/15/09       185,280
  65,300     CellNet Data Systems, Inc. (a) (d)................      14.00++      10/01/07         6,530
  19,610     Globalstar LP/Capital Corp. (a) (b)...............       10.75       11/01/04       686,350
  33,000     WinStar Communications, Inc. (a) (d)..............      14.75++      04/15/10         3,300
  11,400     WinStar Communications, Inc. (a) (b)..............       12.75       04/15/10         1,140
                                                                                            ------------
                                                                                               3,188,571
                                                                                            ------------
             Total Corporate Bonds
              (COST $1,486,695,632).......................................................   458,795,492
                                                                                            ------------
             Convertible Bonds (1.5%)
             ELECTRONIC COMPONENTS (0.7%)
   8,830     Solectron Corp....................................       0.00        11/20/20     3,841,050
                                                                                            ------------
             HOTELS/RESORTS/CRUISELINES (0.0%)
   1,643     Premier Cruises Ltd. - 144A*......................      10.00+       08/15/05             0
                                                                                            ------------
             TELECOMMUNICATION EQUIPMENT (0.8%)
   9,420     Corning Inc.......................................       0.00        11/08/15     4,097,700
                                                                                            ------------
             Total Convertible Bonds
              (COST $11,229,282)..........................................................     7,938,750
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                             VALUE

------------------------------------------------------------------------------

              Common Stocks (d) (2.3%)
              AEROSPACE & DEFENSE (0.1%)
    85,242    Orbital Sciences Corp. (c)........................  $    318,807
                                                                  ------------
              APPAREL/FOOTWEAR RETAIL (0.0%)
 2,621,192    County Seat Stores, Inc. (c)......................             0
                                                                  ------------
              CASINO/GAMING (0.0%)
   207,312    Fitzgerald Gaming Corp............................             0
                                                                  ------------
              CONSUMER/BUSINESS SERVICES (1.5%)
   440,700    Anacomp, Inc. (Class A) (c).......................     7,712,250
                                                                  ------------
              ENTERTAINMENT & LEISURE (0.1%)
    15,308    AMF Bowling Worldwide, Inc........................       420,970
                                                                  ------------
              FOOD: SPECIALTY/CANDY (0.0%)
    10,908    SFAC New Holdings, Inc. (c).......................             0
     2,005    SFFB Holdings, Inc. (c)...........................             0
   574,725    Specialty Foods Acquisition Corp. - 144A*.........             0
                                                                  ------------
                                                                             0
                                                                  ------------
              HOTELS/RESORTS/CRUISELINES (0.0%)
   981,277    Premier Holdings, Inc. (c)........................             0
   781,421    Vagabond Inns, Inc. (Class D).....................             0
                                                                  ------------
                                                                             0
                                                                  ------------
              MEDICAL SPECIALTIES (0.1%)
    48,816    MEDIQ, Inc. (c)...................................       265,071
                                                                  ------------
              MEDICAL/NURSING SERVICES (0.0%)
 1,151,324    Raintree Healthcare Corp. (c).....................             0
                                                                  ------------
              MOTOR VEHICLES (0.0%)
       709    Northern Holdings Industrial Corp. (c)*...........             0
                                                                  ------------
              RESTAURANTS (0.0%)
    38,057    American Restaurant Group Holdings, Inc. -
               144A*............................................             0
                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (0.1%)
 2,171,896    Mpower Holding Corp. (c)..........................       325,784
   264,189    Song Networks Holding AB (ADR) (Sweden)...........        15,851
    40,557    Versatel Telecom International N.V. (ADR)
               (Netherlands)....................................       137,894
    94,263    World Access, Inc. (c)............................           141
                                                                  ------------
                                                                       479,670
                                                                  ------------
              TELECOMMUNICATION EQUIPMENT (0.0%)
   196,000    FWT, Inc. (Class A) (c)...........................         1,960
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                             VALUE

------------------------------------------------------------------------------

              TELECOMMUNICATIONS (0.1%)
   520,697    Covad Communications Group, Inc. (c)..............  $    562,353
   105,656    Focal Communications Corp. (c)....................       108,826
                                                                  ------------
                                                                       671,179
                                                                  ------------
              TEXTILES (0.0%)
 1,754,730    United States Leather, Inc. (c)...................             0
                                                                  ------------
              WIRELESS TELECOMMUNICATIONS (0.3%)
   224,719    Arch Wireless, Inc. (c)...........................       143,820
 1,454,105    Motient Corp. (c).................................     1,599,516
   274,390    Vast Solutions, Inc. (Class B1) (c)...............             0
   274,390    Vast Solutions, Inc. (Class B2) (c)...............             0
   274,390    Vast Solutions, Inc. (Class B3) (c)...............             0
                                                                  ------------
                                                                     1,743,336
                                                                  ------------
              Total Common Stocks
               (COST $290,861,374)..............................    11,613,243
                                                                  ------------
              Preferred Stocks (3.3%)
              BROADCASTING (0.7%)
       570    Paxson Communications Corp.+......................     3,422,820
                                                                  ------------
              CELLULAR TELEPHONE (0.9%)
     4,806    Dobson Communications Corp.+......................     1,057,320
     5,780    Nextel Communications, Inc. (Series D)+...........     3,583,705
                                                                  ------------
                                                                     4,641,025
                                                                  ------------
              ELECTRIC UTILITIES (0.9%)
     5,076    TNP Enterprises, Inc. (Series D)+.................     4,568,400
                                                                  ------------
              PUBLISHING: BOOKS/MAGAZINES (0.0%)
     6,625    PRIMEDIA, Inc.....................................       238,500
                                                                  ------------
              RESTAURANTS (0.4%)
     6,007    American Restaurant Group Holdings, Inc. (Series
               B)...............................................     1,045,288
     1,071    FRD Acquisition Co. (Units)++.....................     1,071,000
                                                                  ------------
                                                                     2,116,288
                                                                  ------------
              SPECIALTY TELECOMMUNICATIONS (0.2%)
     7,333    Broadwing Communications, Inc. (Series B).........       714,968
         1    Crown Castle International Corp.+.................           357
     1,691    Intermedia Communications, Inc. (Series B)+.......        67,624
    47,064    McLeodUSA, Inc. (Series A) $0.44 (Conv.)..........       104,953
   180,721    XO Communications, Inc............................         1,807
                                                                  ------------
                                                                       889,709
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                             VALUE

------------------------------------------------------------------------------

              TELECOMMUNICATION EQUIPMENT (0.2%)
 2,244,200    FWT, Inc (Series A) (c)...........................  $  1,009,890
                                                                  ------------
              Total Preferred Stocks
               (COST $52,459,703)...............................    16,886,632
                                                                  ------------

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE
---------                                                        ----------

             Warrants (d) (0.1%)
             AEROSPACE & DEFENSE (0.0%)
   9,000     Sabreliner Corp. - 144A*..........................  04/15/03..             0
                                                                             ------------
             BROADCASTING (0.0%)
   5,700     XM Satellite Radio, Inc. - 144A*..................  03/15/10..         3,420
                                                                             ------------
             CABLE/SATELLITE TV (0.0%)
  57,000     Diva Systems Corp. - 144A*........................  03/01/08..             0
   6,600     Ono Finance PLC (United Kingdom) - 144A*..........  05/31/09..           660
                                                                             ------------
                                                                                      660
                                                                             ------------
             CASINO/GAMING (0.0%)
 220,000     Aladdin Gaming Holdings LLC - 144A*...............  03/01/10..             0
  20,000     Resort At Summerlin LP - 144A*....................  12/15/07..             0
                                                                             ------------
                                                                                        0
                                                                             ------------
             ELECTRIC UTILITIES (0.0%)
   1,040     TNP Enterprises, Inc. - 144A*.....................  04/01/11..        26,000
                                                                             ------------
             ENTERTAINMENT & LEISURE (0.1%)
  36,019     AMF Bowling Worldwide, Inc. (Series A)............  03/09/09..       216,114
  35,191     AMF Bowling Worldwide, Inc. (Series B)............  03/09/09..       175,955
                                                                             ------------
                                                                                  392,069
                                                                             ------------
             INTERNET SOFTWARE/SERVICES (0.0%)
  47,000     Verado Holdings, Inc. - 144A*.....................  04/15/08..             0
                                                                             ------------
             RESTAURANTS (0.0%)
   3,500     American Restaurant Group Holdings, Inc. -
              144A*............................................  08/15/08..             0
                                                                             ------------
             RETAIL - SPECIALTY (0.0%)
   9,000     Mrs. Fields Holding, Inc. - 144A*.................  12/01/05..             0
                                                                             ------------
             SPECIALTY TELECOMMUNICATIONS (0.0%)
  11,500     Birch Telecom, Inc................................  06/15/08..             0
  23,050     GT Group Telecom, Inc. (Canada) - 144A*...........  02/01/10..         2,305
 104,289     McLeodUSA, Inc....................................  04/16/07..         9,386
                                                                             ------------
                                                                                   11,691
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2002 CONTINUED

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE        VALUE

-----------------------------------------------------------------------------------------

             TELECOMMUNICATIONS (0.0%)
  11,850     Startec Global Communications Corp. - 144A*.......  05/15/08..  $          0
                                                                             ------------
             WIRELESS TELECOMMUNICATIONS (0.0%)
  10,000     Metricom, Inc.....................................  02/15/10..             0
  18,250     Motient Corp. - 144A*.............................  04/01/08..           182
                                                                             ------------
                                                                                      182
                                                                             ------------
             Total Warrants
              (COST $6,104,595)............................................       434,022
                                                                             ------------

PRINCIPAL
AMOUNT IN                                                             COUPON            MATURITY
THOUSANDS                                                              RATE               DATE
---------                                                              ----               ----

             Short-Term Investment (0.5%)
             Repurchase Agreement
$  2,850     Joint repurchase agreement account (dated
             08/30/02; proceeds $2,850,594) (e)
             (COST $2,850,000).................................       1.875%            09/03/02              2,850,000
                                                                                                       ----------------
             Total Investments
             (COST $1,850,200,586) (f)...........................................        96.7%              498,518,139
             Other Assets in Excess of Liabilities...............................         3.3                17,174,020
                                                                                   ------------------  ----------------
             Net Assets..........................................................        100.0%        $    515,692,159
                                                                                   ==================  ================

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  +   PAYMENT-IN-KIND SECURITY.
 ++ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
 (A)  ISSUER IN BANKRUPTCY.
 (B)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
 (C)  ACQUIRED THROUGH EXCHANGE OFFER.
 (D)  NON-INCOME PRODUCING SECURITIES.
 (E)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (F) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $7,620,178 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,359,302,625, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,351,682,447.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2002

Assets:
Investments in securities, at value (cost
 $1,850,200,586)..................................  $  498,518,139
Receivable for:
  Interest........................................      12,441,151
  Investments sold................................       6,327,777
  Capital stock sold..............................         551,144
Prepaid expenses and other assets.................          54,789
                                                    --------------
    Total Assets..................................     517,893,000
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................         865,033
  Capital stock redeemed..........................         427,364
  Distribution fee................................         269,100
  Investment management fee.......................         219,183
Payable to bank...................................         228,794
Accrued expenses and other payables...............         191,367
                                                    --------------
    Total Liabilities.............................       2,200,841
                                                    --------------
    Net Assets....................................  $  515,692,159
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................   2,780,173,995
Net unrealized depreciation.......................  (1,351,682,447)
Dividends in excess of net investment income......     (17,405,768)
Accumulated net realized loss.....................    (895,393,621)
                                                    --------------
    Net Assets....................................  $  515,692,159
                                                    ==============
Class A Shares:
Net Assets........................................     $23,879,067
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      15,369,470
    Net Asset Value Per Share.....................  $         1.55
                                                    ==============
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net asset
     value).......................................  $         1.62
                                                    ==============
Class B Shares:
Net Assets........................................    $371,398,868
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     239,992,793
    Net Asset Value Per Share.....................  $         1.55
                                                    ==============
Class C Shares:
Net Assets........................................     $33,977,953
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      21,913,543
    Net Asset Value Per Share.....................  $         1.55
                                                    ==============
Class D Shares:
Net Assets........................................     $86,436,271
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      55,671,724
    Net Asset Value Per Share.....................  $         1.55
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2002

Net Investment Income:
Income
Interest..........................................  $ 99,363,134
Dividend..........................................       753,719
                                                    ------------
                                                     100,116,853
                                                    ------------
Expenses
Distribution fee (Class A shares).................        48,012
Distribution fee (Class B shares).................     3,747,816
Distribution fee (Class C shares).................       349,455
Investment management fee.........................     3,258,237
Transfer agent fees and expenses..................     1,381,858
Professional fees.................................       251,733
Shareholder reports and notices...................       160,601
Registration fees.................................        97,084
Custodian fees....................................        30,503
Directors' fees and expenses......................        18,833
Other.............................................       321,757
                                                    ------------
    Total Expenses................................     9,665,889
                                                    ------------
    Net Investment Income.........................    90,450,964
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (375,136,573)
Net change in unrealized depreciation.............   111,513,872
                                                    ------------
    Net Loss......................................  (263,622,701)
                                                    ------------
Net Decrease......................................  $(173,171,737)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                          AUGUST 31, 2002  AUGUST 31, 2001
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  90,450,964   $  182,819,538
Net realized loss.......................    (375,136,573)    (282,975,609)
Net change in unrealized depreciation...     111,513,872     (513,181,124)
                                           -------------   --------------

    Net Decrease........................    (173,171,737)    (613,337,195)
                                           -------------   --------------

Dividends and Distributions to
 Shareholders from:
Net Investment Income:
  Class A shares........................      (3,878,089)      (7,002,632)
  Class B shares........................     (69,129,555)    (150,569,611)
  Class C shares........................      (5,647,596)     (10,293,101)
  Class D shares........................     (16,092,318)     (29,754,002)
Paid-in-Capital
  Class A shares........................        (425,216)        --
  Class B shares........................      (7,579,753)        --
  Class C shares........................        (619,234)        --
  Class D shares........................      (1,764,452)        --
                                           -------------   --------------
    Total Dividends and Distributions...    (105,136,213)    (197,619,346)
                                           -------------   --------------

Net decrease from capital stock
 transactions...........................     (94,605,170)     (72,611,177)
                                           -------------   --------------

    Net Decrease........................    (372,913,120)    (883,567,718)
Net Assets:
Beginning of period.....................     888,605,279    1,772,172,997
                                           -------------   --------------
End of Period
 (INCLUDING DIVIDENDS IN EXCESS OF NET
 INVESTMENT INCOME OF $17,405,768 AND
 $17,487,233, RESPECTIVELY).............   $ 515,692,159   $  888,605,279
                                           =============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002

1. Organization and Accounting Policies
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding
$3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,068,745 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $26,842, $1,519,542 and $29,347, respectively and received $135,390 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002, aggregated $252,783,370 and $375,196,197, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $24,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $7,230. At August 31, 2002, the Fund had an accrued pension liability of $58,619 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $530,730,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                          AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
 2003     2004     2005     2006     2007     2008     2009      2010
-------  -------  -------  -------  -------  -------  -------  --------
$50,599  $23,296  $39,319  $12,603  $24,919  $69,857  $89,299  $220,838
=======  =======  =======  =======  =======  =======  =======  ========

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $363,679,000 during fiscal 2002.

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales, book amortization of discounts on debt securities and interest and amortization of discounts on bonds in default. The Fund had permanent book/tax differences primarily attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $172,175,337, dividends in excess of net investment income was charged $948,800 and accumulated net realized loss was credited $173,124,137.

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                 FOR THE YEAR
                                           ENDED                        ENDED
                                      AUGUST 31, 2002              AUGUST 31, 2001
                                ---------------------------  ---------------------------
                                   SHARES        AMOUNT         SHARES        AMOUNT
                                ------------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................    10,201,614  $  20,177,481    19,209,128  $  63,780,578
Reinvestment of dividends.....     1,119,515      2,083,474     1,049,177      3,186,287
Redeemed......................   (11,782,958)   (23,700,021)  (17,600,601)   (59,066,199)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class A......................      (461,829)    (1,439,066)    2,657,704      7,900,666
                                ------------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................    39,306,397     74,811,260    87,486,847    281,384,559
Reinvestment of dividends.....    14,993,853     27,953,825    17,505,252     53,772,493
Redeemed......................  (101,220,067)  (190,557,689) (136,458,377)  (426,230,286)
                                ------------  -------------  ------------  -------------
Net decrease -- Class B.......   (46,919,817)   (87,792,604)  (31,466,278)   (91,073,234)
                                ------------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................     7,565,119     14,251,142    13,531,056     45,899,890
Reinvestment of dividends.....     1,601,530      2,981,218     1,676,677      5,136,460
Redeemed......................    (8,724,288)   (16,164,050)  (13,756,797)   (45,459,076)
                                ------------  -------------  ------------  -------------
Net increase -- Class C.......       442,361      1,068,310     1,450,936      5,577,274
                                ------------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................    13,842,546     25,568,899    20,506,858     63,372,986
Reinvestment of dividends.....     6,026,961     11,290,465     5,852,214     17,880,440
Redeemed......................   (23,300,211)   (43,301,174)  (24,049,991)   (76,269,309)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class D......................    (3,430,704)    (6,441,810)    2,309,081      4,984,117
                                ------------  -------------  ------------  -------------
Net decrease in Fund..........   (50,369,989) $ (94,605,170)  (25,048,557) $ (72,611,177)
                                ============  =============  ============  =============

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2002 CONTINUED

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $5,326,859 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002 was to increase net investment income by $4,981,336; increase unrealized depreciation by $3,780,819; and increase net realized losses by $1,200,517. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

8. Merger
On July 25, 2002, the Trustees of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III ("HIAT III") approved plans of reorganization whereby HIAT, HIAT II and HIAT III would be merged into the Fund. The plans of reorganization are subject to the consent of HIAT's, HIAT II's and HIAT III's shareholders at separate meetings to be held on December 10, 2002. If approved, the assets of HIAT, HIAT II and HIAT III would be combined with the assets of the Fund and shareholders of HIAT, HIAT II and HIAT III would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in HIAT, HIAT II and HIAT III, respectively.

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                            FOR THE YEAR ENDED AUGUST 31,
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32       $ 4.35       $ 5.51       $ 6.16       $ 6.82
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.26(2)      0.47         0.69         0.72         0.76
  Net realized and
   unrealized loss.......      (0.73)(2)     (1.99)      (1.13)       (0.63)       (0.71)
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (0.47)       (1.52)       (0.44)        0.09         0.05
                              ------       ------       ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.27)       (0.51)       (0.72)       (0.74)       (0.71)
  Paid-in-capital........      (0.03)       -            -            -            -
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      (0.30)       (0.51)       (0.72)       (0.74)       (0.71)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 1.55       $ 2.32       $ 4.35       $ 5.51       $ 6.16
                              ======       ======       ======       ======       ======

Total Return+............     (21.70)%     (37.05)%      (8.88)%       1.47%        0.40%

Ratios to Average Net
 Assets(1):
Expenses.................       0.99 %       0.77 %       0.70 %       0.68%        0.75%
Net investment income....      13.76 %(2)     15.17 %     13.62 %     12.42%       11.30%
Supplemental Data:
Net assets, end of
 period, in thousands....    $23,879      $36,762      $57,273      $68,667      $30,678
Portfolio turnover
 rate....................         39 %         49 %         20 %         36%          66%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.01 AND TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.74%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                 FOR THE YEAR ENDED AUGUST 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 2.32         $ 4.34          $ 5.50         $ 6.15         $ 6.82
                               ------         ------          ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.25(2)        0.46            0.66           0.69           0.73
  Net realized and
   unrealized loss.......       (0.73)(2)      (1.99)          (1.13)         (0.64)         (0.72)
                               ------         ------          ------         ------         ------
Total income (loss) from
 investment operations...       (0.48)         (1.53)          (0.47)          0.05           0.01
                               ------         ------          ------         ------         ------
Less dividends and
 distributions from:
  Net investment
   income................       (0.26)         (0.49)          (0.69)         (0.70)         (0.68)
  Paid-in-capital........       (0.03)        -               -              -              -
                               ------         ------          ------         ------         ------
Total dividends and
 distributions...........       (0.29)         (0.49)          (0.69)         (0.70)         (0.68)
                               ------         ------          ------         ------         ------

Net asset value, end of
 period..................      $ 1.55         $ 2.32          $ 4.34         $ 5.50         $ 6.15
                               ======         ======          ======         ======         ======

Total Return+............      (22.00)%       (37.27)%         (9.39)%         0.92%         (0.23)%

Ratios to Average Net
 Assets(1):
Expenses.................        1.56 %         1.37 %          1.25 %         1.24%          1.25 %
Net investment income....       13.19 %(2)      14.57 %        13.07 %        11.86%         10.80 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $371,399       $664,706      $1,381,008     $1,927,186     $1,761,147
Portfolio turnover
 rate....................          39 %           49 %            20 %           36%            66 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.01 AND TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.74%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED AUGUST 31,
                           ----------------------------------------------------------------
                              2002          2001         2000         1999         1998
                           -----------  ------------  -----------  -----------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32       $ 4.34        $ 5.51       $ 6.15       $ 6.82
                              ------       ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.25(2)      0.45          0.66         0.68         0.72
  Net realized and
   unrealized loss.......      (0.73)(2)     (1.98)       (1.14)       (0.62)       (0.72)
                              ------       ------        ------       ------       ------
Total income (loss) from
 investment operations...      (0.48)       (1.53)        (0.48)        0.06         0.00
                              ------       ------        ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.26)       (0.49)        (0.69)       (0.70)       (0.67)
  Paid-in-capital........      (0.03)       -             -            -            -
                              ------       ------        ------       ------       ------
Total dividends and
 distributions...........      (0.29)       (0.49)        (0.69)       (0.70)       (0.67)
                              ------       ------        ------       ------       ------

Net asset value, end of
 period..................     $ 1.55       $ 2.32        $ 4.34       $ 5.51       $ 6.15
                              ======       ======        ======       ======       ======

Total Return+............     (22.11)%     (37.24)%       (9.66)%       0.99%       (0.34)%

Ratios to Average Net
 Assets(1):
Expenses.................       1.66 %       1.47 %        1.35 %       1.34%        1.36 %
Net investment income....      13.09 %(2)     14.47 %     12.97 %      11.76%       10.69 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $33,978      $49,818       $86,951     $109,142      $56,626
Portfolio turnover
 rate....................         39 %         49 %          20 %         36%          66 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.01 AND TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.74%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                             FOR THE YEAR ENDED AUGUST 31,
                           ------------------------------------------------------------------
                               2002          2001          2000         1999         1998
                           ------------  ------------  ------------  -----------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 2.32         $ 4.35        $ 5.51       $ 6.16       $ 6.82
                              ------         ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.26(2)        0.48          0.70         0.74         0.78
  Net realized and
   unrealized loss.......      (0.73)(2)      (1.99)        (1.13)       (0.64)       (0.71)
                              ------         ------        ------       ------       ------
Total income (loss) from
 investment
 operations..............      (0.47)         (1.51)        (0.43)        0.10         0.07
                              ------         ------        ------       ------       ------
Less dividends and
 distributions from:
  Net investment
   income................      (0.27)         (0.52)        (0.73)       (0.75)       (0.73)
  Paid-in-capital........      (0.03)        -             -             -            -
                              ------         ------        ------       ------       ------
Total dividends and
 distributions...........      (0.30)         (0.52)        (0.73)       (0.75)       (0.73)
                              ------         ------        ------       ------       ------

Net asset value, end of
 period..................     $ 1.55         $ 2.32        $ 4.35       $ 5.51       $ 6.16
                              ======         ======        ======       ======       ======

Total Return+............     (21.45)%       (36.95)%       (8.69)%       1.67%        0.63%

Ratios to Average Net
 Assets(1):
Expenses.................       0.81 %         0.62 %        0.50 %       0.49%        0.51%
Net investment income....      13.94 %(2)      15.32 %      13.82 %      12.61%       11.54%
Supplemental Data:
Net assets, end of
 period, in thousands....    $86,436       $137,319      $246,941     $333,714     $400,582
Portfolio turnover
 rate....................         39 %           49 %          20 %         36%          66%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED AUGUST 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.01 AND TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.74%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley High Yield Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 23, 2002

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                                             Number of
                                                                                                            Portfolios
                                             Term of                                                          in Fund
                           Position(s)     Office and                                                         Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
  Independent Director     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   ---------------  -------------------------------------------  ---------------------
Michael Bozic (61)         Director      Director since   Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Director      Director since   Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Director      Director since   Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial loan
201 S. Main Street         corporation), United Space Alliance
Salt Lake City, UT         (joint venture between Lockheed
                           Martin and the Boeing Company) and
                           Nuskin Asia Pacific (multilevel
                           marketing); member of the board of
                           various civic and charitable
                           organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

                                                                                                            Number of
                                                                                                           Portfolios
                                            Term of                                                          in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
  Independent Director     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   --------------  -------------------------------------------  ---------------------
Dr. Manuel H. Johnson      Director      Director since  Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Director      Director since  Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Interested Directors:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Director          Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Director since   Chairman and Director or Trustee of the
(69)                        Director or Trustee   July 1991        Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/ DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Director              Director since   Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Director              Director since   Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                 Number of
                                Portfolios
                                  in Fund
                                  Complex
Name, Age and Address of         Overseen
   Interested Director         by Director**      Other Directorships Held by Director
-------------------------  ---------------------  ------------------------------------
Charles A. Fiumefreddo                  129       None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129       None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129       Director of American Airlines, Inc.
1585 Broadway                                     and its parent company, AMR
New York, NY                                      Corporation.

----------------------------

   * EACH DIRECTOR SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley High Yield Securities Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at PricewaterhouseCoopers
                                     LLP (January 1998-August 2000) and
                                     Associate-Fund Administration at BlackRock
                                     Financial Management (July 1996-December
                                     1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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37915RPT 8136I02 ANS 9/02

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MORGAN STANLEY
HIGH YIELD SECURITIES

ANNUAL REPORT
AUGUST 31, 2002